Shareholder Report, Line Graph (Details) 74300184600_Putnam VT Core Equity Fund_Class IA_TSR Annual {Class IA} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class IA
Account Value [Line Items]
Line Graph and Table Measure Name											Class IA
Accumulated Value	$ 36,041	$ 28,307	$ 22,053	$ 26,110	$ 19,883	$ 16,902	$ 12,804	$ 13,834	$ 11,234	$ 10,000	$ 42,207
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	$ 32,448	$ 26,209	$ 20,808	$ 25,754	$ 20,495	$ 16,954	$ 12,940	$ 13,656	$ 11,274	$ 10,000	$ 38,012